CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Investments:
Debt Securities, Available-for-sale		$ 4,881,600	$ 4,348,100
Short-term investments, available for sale		10,100
Short-term investments, trading at fair value		2,000
Catastrophe bonds, trading at fair value ( cost — 2021: $5.3 and $18.8)		3,400	18,800
Privately-held Investments		307,100	299,300
Investments, equity method		3,900	900
Other investments, at fair value		151,300	109,400
Investments, Excluding Derivative Assets		6,516,900	5,755,300
Cash and cash equivalents (including cash within consolidated variable interest entities of — $75.2 and $69.9)	[1]	1,314,100	1,747,300
Reinsurance recoverables:
Unpaid losses (net of allowance for expected credit losses of 2021: $3.3 — 2020: $3.8)		3,298,100	3,195,200
Ceded unearned premiums		596,100	453,700
Receivables:
Underwriting premiums receivables (net of allowance for expected credit losses of 2021:$30.2 — 2020: $34.0) (1)		1,304,600	1,185,000	[2]
Other receivables		153,000	135,200
Funds withheld		103,700	98,000
Deferred policy acquisition costs		290,800	306,600
Derivatives at fair value		12,900	26,800
Receivables for securities sold		19,400	1,400
Office properties and equipment		114,500	77,400
Right-of-use operating lease assets		83,400	74,100
Income taxes refundable		6,400	3,400
Other assets		8,300	8,400
Intangible assets and goodwill		21,900	22,800
Total assets		13,844,100	13,090,600
Insurance reserves
Losses and loss adjustment expenses		7,611,800	7,165,300
Unearned premiums		2,112,300	1,817,400
Total insurance reserves		9,724,100	8,982,700
Reinsurance Payable		575,700	572,800	[2]
Payables
Income taxes payable		4,400	8,800	[2]
Deferred tax liabilities		2,800	5,200	[2]
Accrued expenses and other payables		289,300	214,400
Payables for securities purchased		44,600	0
Operating lease liabilities		115,200	106,000
Liabilities under derivative contracts		13,300	13,600
Long-term debt		299,900	299,900
Total liabilities		11,069,300	10,203,400
Commitments and contingent liabilities (see Note 20)		0	0
Ordinary shares:
60,395,839 ordinary shares of par value $0.01 each (December 31, 2020 — 60,395,839 shares)		604	604
Additional paid-in capital		1,514,700	1,469,700
Retained earnings		1,382,500	1,397,200	[2]
Accumulated other comprehensive (loss)/income		(123,000)	19,700	[2],[3]
Total shareholders' equity		2,774,800	2,887,200	[2]
Total liabilities and shareholders’ equity		13,844,100	13,090,600
Fixed Income Investments
Investments:
Debt Securities, Available-for-sale		4,881,600	4,348,100
Debt Securities, Trading		$ 1,157,500	855,600
Short-term investments
Investments:
Short-term investments, available for sale			87,800
Short-term investments, trading at fair value			$ 35,400

[1]	includes restricted cash of $364.9 million (2020 — $296.0 million)
[2]	As at December 31, 2020, underwriting premiums receivables, retained earnings and accumulated other comprehensive income have been corrected to account for the correction of foreign exchange movements on underwriting premium receivable which should have been matched with an underwriting premium receivable payment. Income taxes payable and deferred tax liabilities have been corrected for historic current and deferred income taxes on Aspen U.K’s branches due to the deficiency in the completeness and accuracy of branch data and associated application thereof in respect of local tax rules in various jurisdictions. Underwriting premium receivables and reinsurance premiums payable have been corrected for immaterial adjustments. Refer to Note 26 in these consolidated financial statements, “Correction of Immaterial Errors” for further details.
[3]	The opening balances for retained earnings, cumulative foreign currency translation, and the net loss and change for the year on foreign cumulative translation adjustments have been corrected to account for the corrections mentioned on the pages of the consolidated balance sheet and the consolidated statement of operations and other comprehensive income. Refer to Note 26 in these consolidated financial statements, “Correction of Immaterial Errors” for further details.